Accounts Payable and Other Current Liabilities - Schedule of Accounts Payable and Other Current Liabilities (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Payables and Accruals [Line Items]
Consultant and professional services	$ 1,495,000	$ 953,000		$ 602,000
Tyme Technologies, Inc. and Subsidiaries [Member]
Payables and Accruals [Line Items]
Legal	263,111		$ 454,139
Consultant and professional services	300,051		176,957
Accounting and auditing	14,410		55,349
Research and development	2,776,594		2,657,202
Board of Directors and Scientific Advisory Board Compensation	418,389		435,594
Other	30,872		63,149
Total	$ 3,803,427		$ 3,842,390